Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
Professional fees	$ 393,266	$ 229,035	$ 768,862	$ 376,305
General and administrative	2,341	15,217	48,790	20,547
Total operating expenses	395,607	244,252	817,652	396,852
Operating income (loss)	(395,607)	(244,252)	(817,652)	(396,852)
Nonoperating income (expenses):
Interest expense	(15,064)	(20,157)	(15,064)	(40,093)
Change in fair value of warrant liability	(39,697)		(39,697)
Other income (expenses)	(1,271)	20	(251,270)	73
Total nonoperating expenses	(56,032)	(20,137)	(306,031)	(40,020)
Net income (loss) before income taxes	(451,639)	(264,389)	(1,123,683)	(436,872)
Income taxes
Net income (loss)	$ (451,639)	$ (264,389)	$ (1,123,683)	$ (436,872)
Net income (loss) per share: Basic and Diluted (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.03)
Weighted average common shares outstanding (in Shares)	15,678,898	15,130,393	15,678,898	15,130,393